Share capital - Common shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 16, 2024	Jan. 02, 2024	Dec. 31, 2023	Sep. 06, 2023	Dec. 31, 2022
Share capital
Common shares issued			21,370,565		20,879,497
Common shares, par value			$ 0
Common shares issued and outstanding			$ 217,393		$ 205,825
At the market equity program
Share capital
Securities dealers of common shares				$ 30,000
At the market equity program | Major ordinary share transactions
Share capital
Number of units issued		2,666,667
Offering price per unit		$ 7.50
Gross proceeds		$ 20,000
Net of transaction costs		$ 18,238
Non-brokered private placement | Major ordinary share transactions
Share capital
Number of units issued	391,667
Offering price per unit	$ 7.50
Gross proceeds	$ 2,938
Net of transaction costs	$ 2,841